Plan Termination	12 Months Ended
Nov. 30, 2025
EBP 005 [Member]
EBP, Description of Plan [Line Items]
Plan Termination
5.	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, participants would become 100% vested in their employer contributions and their accounts would be distributed in accordance with the Plan document.